SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net income (loss) per ordinary share (Details) - CIK 0001836935 Centricus Acquisition Corp.	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 £ / shares
Interest earned on marketable securities held in Trust Account			$ 4,632
Net loss	$ (5,000)	$ (5,000)	8,626,644
Basic and diluted weighted average shares outstanding | shares		7,500,000
Basic and diluted net income per common share | $ / shares		$ 0.00
Class A Common Stock Subject to Redemption
Interest earned on marketable securities held in Trust Account			4,632
Unrealized gain on marketable securities held in Trust Account			0
Net earnings			$ 4,632
Basic and diluted weighted average shares outstanding | shares			30,930,993
Basic and diluted net income per common share | (per share)			$ 0.00	£ 0.00
Non-redeemable Common Stock
Net loss			$ 8,626,644
Less: Net income allocable to Class A ordinary shares subject to possible redemption			(4,632)
Non-Redeemable Net Loss			$ 8,622,366
Basic and diluted weighted average shares outstanding | shares			10,159,937
Basic and diluted net income per common share | (per share)			$ 0.85	£ 0.85